Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred federal and state:
Total deferred federal and state	$ 70,229	$ 70,147	$ 68,097
Deferred ITC, net	(861)	(861)	(861)
Total deferred income tax expense	69,368	69,286	67,236
Property-related items [Member]
Deferred federal and state:
Total deferred federal and state	52,814	62,737	64,249
Purchased gas cost adjustments [Member]
Deferred federal and state:
Total deferred federal and state	15,049	16,189	1,755
Employee benefits [Member]
Deferred federal and state:
Total deferred federal and state	109	(2,769)	564
All other deferred [Member]
Deferred federal and state:
Total deferred federal and state	$ 2,257	$ (6,010)	$ 1,529